Property and Equipment, Net (Tables)	9 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

At December 31, 2017, March 31, 2017 and 2016, property and equipment consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Office furniture and fixtures	$17,490	$11,977	$-
Less: Accumulated Depreciation	(2,939)	(998)	-
	$14,551	$10,979	$-